Expense Example, No Redemption - Allspring Core Bond Fund - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	466
Expense Example, No Redemption, 5 Years	820
Expense Example, No Redemption, 10 Years	$ 1,817